CHACONIA INCOME &
                                   GROWTH FUND

                               SEMI ANNUAL REPORT
                                - JUNE 30, 1999 -

                             LETTER TO SHAREHOLDERS

Dear Shareholders:

Enclosed please find the unaudited financial statements for the six month period ended June 30, 1999.

The Chaconia Income and Growth Fund ("Fund") continues to adhere strictly to a conservative policy of investing in higher quality securities, which are expected to produce a competitive total return by way of current income and capital appreciation. The Fund is properly structured to achieve its investment objectives in the ensuing quarters.

We appreciate your investment in the Fund and look forward to providing additional information in the coming months on the performance of the Fund.

If you have any questions, please contact the Fund at 1-800-368-3322.

Yours sincerely,

/s/ Clarry Benn
Mr. Clarry Benn
President



                      CHACONIA INCOME & GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                          June 30, 1999 - (Unaudited)

                                                                 MARKET
SHARES                                                            VALUE
------                                                            -----

              COMMON STOCKS                 65.08%

              AIRCRAFT                      0.65%
12,800        Southwest Airlines                                $398,400
                                                               ---------
              APPAREL
              MANUFACTURERS                 0.91%
13,000        VF Corp.                                           555,750
                                                               ---------
              AUTOMOTIVE                    1.20%
13,000        Ford Motor Co. Del                                 733,687
                                                               ---------
              BANKING                       4.22%
 6,000        Bank of America Corp.                              439,875
 8,000        Chase Manhattan Corp.                              693,000
 8,100        Comerica Inc.                                      481,444
10,600        Federal National Mortgage
                Association                                      724,775
 2,800        Wachovia Corp.                                     239,575
                                                               ---------
                                                               2,578,669
                                                               ---------
              BUILDING AND
              CONSTRUCTION                  0.73%
 9,300        Vulcan Materials                                   448,725
                                                                 -------

              BUSINESS SERVICES             2.45%
26,200        Deluxe Corp.                                     1,020,162
13,500        Dun & Bradstreet Corp.                             478,406
                                                               ---------
                                                               1,498,568
                                                               ---------
              CAPITAL GOODS                 0.25%
 2,400        Emerson Electric Co.                               150,900
                                                                 -------

              COMPUTERS                     1.51%
13,400        Sun Microsystems*                                  922,925
                                                                 -------


COMMON STOCKS (continued)

                                                                MARKET
SHARES                                                           VALUE
------                                                           -----
              COMPUTER
              SOFTWARE                      2.97%
12,400        Microsoft Corp.*                                $1,118,325
18,850        Oracle Corp.*                                      699,806
                                                               ---------
                                                               1,818,131
                                                               ---------

              DIVERSIFIED
              OPERATIONS                    2.04%
 5,300        General Electric Co.                               598,900
 7,900        Illinois Tool Works                                647,800
                                                               ---------
                                                               1,246,700
                                                               ---------

              DRUGS &
              HEALTH CARE                   4.10%
12,000        Abbott Labs                                        546,000
 9,200        Bristol-Meyers Squibb                              648,025
 9,000        Lilly Eli & Co.                                    644,625
 9,000        Merck & Co., Inc.                                  666,000
                                                               ---------
                                                               2,504,650
                                                               ---------

              FINANCIAL
              SERVICES                      1.93%
 4,672        Associates First Capital                           207,028
 9,500        Morgan St. Dean Witter & Co.                       973,750
                                                               ---------
                                                               1,180,778
                                                               ---------

              FOODS                         4.33%
11,000        Albertsons Inc.                                    567,187
 7,200        Anheuser Busch Cos Inc.                            510,750
11,750        Heinz H.J. Co.                                     588,968
 1,200        McDonalds Corp.                                    462,700
20,200        Supervalu Inc.                                     518,887
                                                               ---------
                                                               2,648,492
                                                               ---------

              HOME APPLIANCES               1.00%
 8,800        Maytag Corp.                                       613,250
                                                               ---------

              INDUSTRIALS                   1.79%
10,500        Hanson PLC-Sponsored ADR                           465,938
11,900        Schering Plough Corp.                              630,700
                                                               ---------
                                                               1,096,638
                                                               ---------


                       See notes to financial statements.





CHACONIA INCOME & GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 1999 - (Unaudited)


COMMON STOCKS (continued)
                                                                MARKET
SHARES                                                          VALUE
------                                                          -----

              INSTRUMENTS                   0.90%
 7,900        Johnson Controls Inc.                           $  547,569
                                                               ---------

              INSURANCE                     2.02%
 7,700        American General Corp.                             580,388
 8,700        Marsh & McIennan Cos                               656,850
                                                               ---------
                                                               1,237,238
                                                               ---------

              MEDICAL/PHARM                 1.00%
 8,800        Warner Lambert Co.                                 610,500
                                                               ---------

              MULTIMEDIA                    0.39%
 3,300        Gannet Co. Inc.                                    235,538
                                                               ---------

              MUTUAL FUNDS                  4.35%
1,544,123     Trinidad & Tobago
              Unit Trust Corp./First
              Unit Scheme                                      2,660,988
                                                               ---------

              NETWORKING
              PRODUCTS                      3.59%
26,000        Adaptec Inc.*                                      918,125
19,800        Cisco Systems Inc.*                              1,277,100
                                                               ---------
                                                               2,195,225
                                                               ---------

              OFFICE
              AUTOMATION                    1.34%
 6,300        Pitney Bowes Inc.                                  404,775
 7,000        Xerox Corp.                                        413,438
                                                               ---------
                                                                 818,213
                                                               ---------

              OIL COMPANIES-
              INTERGRATED                   0.42%
 2,382        BP Amoco LC Spons ADR                              258,448
                                                               ---------

              PAINT & RELATED               0.27%
 6,000        Sherwin-Williams Co.                               166,500
                                                               ---------

              PETROLEUM                     1.44%
11,400        Exxon Corp.                                        879,225
                                                               ---------

              RETAIL                        4.09%
18,000        Gap Inc.                                           906,750
 8,400        Lowe's Companies                                   476,175
23,000        Rite Aid Corp.                                     566,375
11,400        Wal Mart Stores Inc.                               550,050
                                                               ---------
                                                               2,499,350
                                                               ---------


COMMON STOCKS (continued)
                                                                 MARKET
SHARES                                                           VALUE
------                                                           -----

              RETAIL - OFFICE
              SUPPLIES                      0.75%
20,850        Office Depot Inc.*                               $ 460,003
                                                               ---------

              TECHNOLOGY                    4.22%
 9,200        Compaq Computer Corp.                              217,925
14,000        Intel Corp.                                        833,000
 8,200        International Business Machines                  1,059,850
 5,700        Textron Inc.                                       469,181
                                                               ---------
                                                               2,579,956
                                                               ---------

              TRANSPORT -
              EQUIPMENT                     0.76%
12,200        GATX Corp.                                         464,363
                                                               ---------

              UTILITY                       9.45%
10,600        Ameritech Corp/Del                                 779,100
13,900        Bellsouth Corp.                                    651,563
14,550        Centurytel Inc.                                    578,363
 8,900        Cinergy Corp.                                      284,800
13,400        GPU Inc.                                           565,312
13,500        MCI Worldcom Inc.*                               1,164,375
10,400        Motorola Inc.                                      985,400
17,600        Mylan Laboratories, Inc.                           466,400
11,500        Southern Co.                                       304,750
                                                               ---------
                                                               5,780,063
                                                               ---------

              TOTAL COMMON STOCKS
              (Cost $34,744,725)                              39,789,442
                                                              ----------

PRINCIPAL                                                         MARKET
AMOUNT                                                             VALUE
------                                                             -----
              BONDS                         30.09%

              U.S. GOVERNMENT
              SECURITIES                    14.01%
$100,000      U.S. Treasury Bond
              10.625%, due 8/15/15                               143,500
 350,000      U.S. Treasury Bond
              8.875%, due 8/15/17                                445,922
 150,000      U.S. Treasury Bond
              7.875%, due 2/15/21                                177,703
 100,000      U.S. Treasury Bond
              8.125%, due 5/15/21                                121,469
 150,000      U.S. Treasury Bond
              6.875%, due 8/15/25                                162,000



                       See notes to financial statements.







                      CHACONIA INCOME & GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                          June 30, 1999 - (Unaudited)

BONDS (continued)

PRINCIPAL                                                         MARKET
AMOUNT                                                             VALUE
------                                                             -----
$ 300,000     U.S. TREASURY BOND
              6.00%, due 2/15/26                                $291,844
  200,000     U.S. Treasury Note
              6.25%, due 5/31/00                                 201,750
  500,000     U.S. Treasury Note
              5.50%, due 12/31/00                                500,312
1,000,000     U.S. Treasury Note
              5.25%, due 1/31/01                                 996,875
1,850,000     U.S. Treasury Note
              6.375%, due 3/31/01                              1,876,594
  350,000     U.S. Treasury Note
              6.625%, due 7/31/01                                357,437
  400,000     U.S. Treasury Note
              6.625%, due 3/31/02                                410,125
  500,000     U.S. Treasury Note
              6.375%, due 8/15/02                                509,688
  300,000     U.S. Treasury Note
              5.875%, due 2/15/04                                301,687
  600,000     U.S. Treasury Note
              6.625%, due 5/15/07                                625,125
  250,000     U.S. Treasury Note
              6.50%, due 8/15/05                                 257,812
  750,000     U.S. Treasury Note
              6.50%, due 11/15/26                                776,485
  450,000     U.S. Treasury Note
              5.50%, due 8/15/28                                 411,047
                                                               ---------
                                                               8,567,375
                                                               ---------

              AUTOMOTIVE                    1.01%
  350,000     Dana Corp.                                         343,346
              6.25%, due 3/1/04
  300,000     Ford Motor CO.                                     275,312
              6.50%, due 8/1/18
                                                               ---------
                                                                 618,658
                                                               ---------

              BANKING                       1.14%
  250,000     National City Corp.
              6.625%, due 3/1/04                                $248,901
  100,000     Nations Bank Corp.
              6.50%, due 3/15/06                                  97,268
   50,000     Sherwin Williams Co. Note
              6.25%, due 2/1/00                                   50,031
  315,000     Wachovia Corp.
              6.25%, due 08/04/08                               $300,397
                                                               ---------
                                                                 696,597
                                                               ---------

              COMMUNICATIONS                0.57%
  350,000     Cox Communications
              6.875%, due 6/15/05                                346,350
                                                               ---------

BONDS (continued)

PRINCIPAL                                                         MARKET
AMOUNT                                                             VALUE
------                                                             -----

              DIVERSIFIED
              OPERATIONS                    0.57%
 $350,000     Ingersoll Rand
              6.255%, due 2/15/01                               $350,020
                                                               ---------
              FINANCIAL
              SERVICES                      1.60%
  125,000     Ameritech Cap Funding Co.
              6.30%, due 10/15/04                               $124,135
  550,000     Associates Corp.
              5.75%, due 11/03/03                                533,434
  325,000     Travelers Property
              6.75%, due 11/15/06                                318,247
                                                               ---------
                                                                 975,816
                                                               ---------

              FOODS                         0.16%
  100,000     Bestfoods
              6.15%, due 01/15/06                                 96,800
                                                               ---------

              INDUSTRIALS                   1.98%
  100,000     Carnival Corp.
              6.15%, due 4/15/08                                  94,480
  200,000     BM Corp.
              5.37%, due 9/22/03                                 191,959
  300,000     Mattel Inc.
              6.00%, due 7/15/03                                 292,702
  300,000     Motorola Inc.
              5.80%, due 10/15/08                                278,868
  175,000     Pepsico Inc.
              5.75%, due 1/2/03                                  170,918
  200,000     Phillips Pete
              6.65%, due 7/15/18                                 184,275
                                                               ---------
                                                               1,213,202
                                                               ---------

              MORTGAGE
              BACKED                        6.56%
  500,000     Federal Home Loan Bank
              5.375%, due 3/2/01                                 496,855
  300,000     Federal Home Loan Bank
              5.575%, due 9/2/03                                 293,879
   52,218     FHLMC Gold 8.00%, due 10/1/10                       53,916
   70,142     FHLMC 7.00%, due 2/1/13                             70,583
   25,275     FHLMC 8.00%, due 6/1/25                             26,005
  118,062     FHLMC 6.00%, due 4/1/28                            111,468
  489,819     FHLMC 6.50%, due 1/1/29                            474,845
  452,268     FNMA, 6.50%, due 5/1/03                            446,433
  300,000     FNMA, 6.21%, due 11/7/07                           293,982
   91,497     FNMA, 6.0%, due 2/1/09                              88,487
  400,000     FNMA, 6.50%, due 6/1/14                            394,839



                        See notes to financial statements



                      CHACONIA INCOME & GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                          June 30, 1999 - (Unaudited)

BONDS (continued)

PRINCIPAL                                                         MARKET
AMOUNT                                                             VALUE
-------                                                             -----
$ 429,200     FNMA, 7.00%, due 12/1/27                          $425,407
   98,760     RNMA, 7.00%, due 5/1/28                             97,887
   53,151     GNMA, 7.00%, due 9/15/09                            53,957
   78,040     GNMA, 7.00%, due 10/15/23                           77,214
   46,495     GNMA, 8.00%, due 9/20/24                            47,528
   82,005     GNMA, 7.50%, due 3/15/26                            83,023
  490,653     GNMA, 6.50%, due 9/15/28                           473,589
                                                               ---------
                                                               4,009,897
                                                               ---------

              OIL COMPANIES-
              INTEGRATED                    0.54%
  350,000     ARCO
              5.90%, DUE 4/15/09                                 328,839

              RETAIL                        0.51%
  250,000     Lowes Companies Inc.
              6.875%, due 2/15/28                                235,517
   75,000     Walmart Stores Inc. Note
              8.625%, due 4/1/01                                  77,932
                                                               ---------
                                                                 313,449
                                                               ---------

              TECHNOLOGY                    0.17%
  100,000     Motorola Inc. Note
              7.60%, due 1/1/07                                  103,799
                                                               ---------

              UTILITY                       1.27%
  250,000     Alabama Power
              5.49%, due 11/1/05                                 233,400
  125,000     AT&T Corp.
              6.50%, due 3/15/29                                 112,769
  250,000     National Rural Utility
              5.70%, due 1/15/10                                 229,006
  100,000     Norwest Corp. Med.
              Term Noters
              7.125%, due 4/1/00                                 100,906
  100,000     Rockwell Int'l Corp. Note
              6.625%, due 6/1/05                                  98,753
                                                               ---------
                                                                 774,834
                                                               ---------

              TOTAL BONDS
              (Cost $21,230,219)                             $18,395,636
                                                             -----------

              SHORT TERM
              INVESTMENTS                   3.95%
2,414,589     Star Treasury Fund                               2,414,589

       TOTAL INVESTMENTS
       (Cost $55,974,944)                   99.12%            60,599,667
       OTHER ASSETS LESS LIABILITIES         0.88%               540,082
                                           -------           -----------
       TOTAL NET ASSETS                    100.00%           $61,139,749
                                           =======           ===========

* Non-Income Producing


                       CHACONIA INCOME & GROWTH FUND, INC.
                        STATEMENT OF ASSETS & LIABILITIES
                                  June 30, 1999
                                   (Unaudited)

ASSETS
         Investments in securities, at value
         (cost $55,974,944)                                          $60,599,667
         Dividends and interest receivable                               312,825
         Receivable for fund shares sold                                 173,752
         Receivable for securities sold                                  456,803
         Other assets                                                      1,887
                                                                     -----------
         Total assets                                                 61,544,934
                                                                     -----------

LIABILITIES
         Payable for securities purchases                                141,612
         Payable for fund shares redeemed                                 77,218
         Accrued advisory fee                                             46,562
         Accrued distribution fee                                        130,288
         Other accrued expenses                                            9,505
                                                                     -----------
         Total liabilities                                               405,185
                                                                     -----------

         Net Assets                                                  $61,139,749
                                                                     ===========

NET ASSETS CONSIST OF:
         Capital stock, $.01 par value; 8,000,000
           shares authorized; 4,774,313 shares
           outstanding                                               $55,765,328
         Undistributed net investment income                             223,834
         Undistributed net realized gains                                525,864
         Net unrealized appreciation on investments                    4,624,723
                                                                     -----------
         Net Assets                                                  $61,139,749
                                                                     ===========

Net asset value, redemption and offering
         price per share $61,139,749/4,774,313)                      $     12.81
                                                                     ===========

                        See notes to financial statements


                       CHACONIA INCOME & GROWTH FUND, INC.
                             STATEMENT OF OPERATIONS
                     For the six months ended June 30, 1999
                                   (Unaudited)

INVESTMENT INCOME:
         Dividends                                                    $  248,805
         Interest                                                        476,126
                                                                      ----------
         Total investment income                                         724,931
                                                                      ----------

EXPENSES:
         Advisory fees                                                   101,719
         Distribution fees                                               130,288
         Administration fees                                              39,555
         Legal fees                                                       49,835
         Transfer agent fees                                              54,707
         Printing expense                                                 16,020
         Accounting expense                                               27,711
         Audit fees                                                       11,250
         Custody fees                                                      7,287
         Trustees fees                                                    10,000
         Other expenses                                                   15,236
                                                                      ----------
         Total expenses                                                  463,608
                                                                      ----------

Net investment income                                                    261,323
                                                                      ----------

NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS

Net realized gain on investments                                         548,210
Net increase in unrealized appreciation
   on investments                                                        856,546
                                                                      ----------
Net gains on investments                                               1,404,756
                                                                      ----------
Net increase in net assets resulting
   from operations                                                    $1,666,079
                                                                      ==========

                       See notes to financial statements


                       CHACONIA INCOME & GROWTH FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS


                                                     FOR THE
                                                 SIX MONTHS ENDED       FOR THE
                                                  JUNE 30, 1999       YEAR ENDED
                                                   (UNAUDITED)       DEC 31, 1999
                                                   -----------       ------------

OPERATIONS:
Net investment income                            $    261,323      $    351,142
Net realized gain from
   investment transactions                            548,210         2,356,344
Net increase in unrealized
   appreciation on investments                        856,546         1,624,709
                                                 ------------      ------------
Net increase in net assets
   resulting from operations                        1,666,079         4,332,195
                                                 ------------      ------------

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Dividends from net investment
   income                                                   0          (366,583)
Distributions from net realized
   gains on investments                                     0        (2,365,631)
                                                 ------------      ------------
Change in net assets derived
   from investment activities                               0        (2,732,214)
                                                 ------------      ------------

FUND SHARE TRANSACTIONS:
Proceeds from shares sold                          20,163,598        26,243,505
Dividends reinvested                                        0         2,262,655
Payment for shares redeemed                        (4,452,101)       (4,843,886)
                                                 ------------      ------------

Net increase in net assets from
   fund share transactions                         15,711,497        23,662,274
                                                 ------------      ------------
Net increase in net assets                         17,377,576        25,262,255
NET ASSETS, BEGINNING
   OF PERIOD.                                      43,762,173        18,499,918
                                                 ------------      ------------
NET ASSETS, END OF PERIOD.                       $ 61,139,749      $ 43,762,173
                                                 ============      ============



                       See notes to financial statements

                       CHACONIA INCOME & GROWTH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION
---------------
Chaconia Income & Growth Fund, Inc. (The "Fund") is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on May 11, 1993. The Fund's investment objective is high current income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES
----------------------------------
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities are valued at the last sales price. Over-the-counter securities and listed securities for which no sales price is available are valued at the mean between the latest bid and asked prices. Short-term securities which mature in 60 days or less are valued at costs, which, when combined with accrued interest receivable, approximates value.

B. SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - No provision for federal income taxes is required since the Fund intends to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date.

E. OTHER - The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

3. INVESTMENT TRANSACTIONS
--------------------------
Investment transactions, excluding short-term investments, for the six months ended June 30, 1999 were as follows:

              Purchases                  $35,455,765
              Sales                      $19,078,647
U.S. Government securities transactions included above were
              Purchases                  $6,935,410
              Sales                      $5,450,390

At June 30, 1999, the cost of securities for federal income tax purposes was $55,974,944. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax costs was $5,771,670 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,146,947.

4. INVESTMENT MANAGEMENT AGREEMENT AND
--------------------------------------
OTHER TRANSACTIONS WITH AFFILIATES
----------------------------------
The Fund has an investment advisory and management agreement with Invesco Capital Management, Inc. ("Adviser"). Under this agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or .75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million and 0.25% of the portion of the daily net assets exceeding $20 million.

During 1999, the Fund incurred legal fees of $49,835 to Foley & Larnder counsel for the Fund. Mr. Ulice Payne, a partner of the firm, is an officer of the Fund.

5. DISTRIBUTION FEES
--------------------
The Board of Directors has adopted a Distribution Plan applicable to the Fund under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Pursuant to the Plan, registered broker-dealers and qualified recipients will be reimbursed by the Fund for distribution expenditures up to a limit of 0.50% of 1% on an annual basis of the Fund's average daily net assets.

6. FUND SHARE TRANSACTIONS
--------------------------
Transactions in capital shares for the years listed below were as follows:

                                          FOR THE
                                      SIX MONTHS ENDED               FOR THE
                                        JUNE 30, 1999               YEAR ENDED
                                        (UNAUDITED)                DEC 31, 1998
                                        -----------                ------------

Shares sold                             1,620,992                  2,104,262
Dividend reinvestment                           0                    181,467
Shares repurchased                       (356,386)                  (389,200)
                                        ---------                  ---------
                                        1,264,606                  1,896,529
                                        =========                  =========


                       CHACONIA INCOME & GROWTH FUND, INC.
                              FINANCIAL HIGHLIGHTS

                                     FOR THE SIX
                                    MONTHS ENDED     FOR THE        FOR THE         FOR THE          FOR THE           FOR THE
                                    JUNE 30,1999   YEAR ENDED,     YEAR ENDED,    YEAR ENDED,       YEAR ENDED,       YEAR ENDED,
                                      UNAUDITED   DEC.31, 1998    DEC. 31, 1997   DEC.31, 1996     DEC. 31, 1995     DEC. 31, 1994
                                      ---------   ------------    -------------   ------------     -------------     -------------
Net asset value, beginning of period   $12.47        $11.47          $10.44          $12.13            $9.94            $10.20
                                       ------        ------          ------          ------            -----            ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                    0.06          0.11            0.08            0.13             0.24              0.13
Net realized and unrealized gains (losses
   on investments                        0.28          1.71            2.00            0.55             2.47             (0.13)
                                       ------        ------          ------          ------            -----            ------
Total from investment operations         0.34          1.82            2.08            0.68             2.71              0.00
                                       ------        ------          ------          ------            -----            ------

LESS DISTRIBUTIONS
Dividend from net Investment income      0.00         (0.11)          (0.09)          (0.17)           (0.23)            (0.13)
Distribution in excess of net
  investment income                      0.00          0.00            0.00           (0.01)            0.00+             0.00+
Distribution from realized gains         0.00         (0.71)          (0.96)          (2.15)           (0.28)            (0.13)
Distribution in excess of net
  realized gains on investments          0.00          0.00            0.00           (0.04)            0.00              0.00
                                       ------        ------          ------          ------            -----            ------
Total dividends and distributions        0.00         (0.82)          (1.05)          (2.37)           (0.51)            (0.26)

Net asset value, end of period         $12.81        $12.47          $11.47          $10.44           $12.13             $9.94
                                       ======        ======          ======          ======           ======            ======

Total return                            2.73%         15.87%         19.98%            5.61%           27.16%             0.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)                       $61,140      $43,762         $18,500         $10,132          $17,809           $12,315
RATIOS TO AVERAGE NET ASSETS:
   Expenses                             1.75%          1.99%          2.55%            2.84%            2.37%             2.87%
   Net investment income                0.99%          1.21%          0.98%            1.03%            2.09%             1.25%
Portfolio turnover rate                39.43%         41.23%         35.04%           72.91%           26.23%            40.13%



* Annualized.
+ Less than $.01 per share.